Details of Significant Accounts - Schedule of Revenue Recognised and Included in Contract Liability (Details) - TWD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Revenue Recognised and Included in Contract Liability [Abstract]
Revenue recognised that was included in the contract liability balance at the beginning of the period		$ 99